TRANSACTIONS WITH RELATED PARTIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions With Related Parties
Salaries	R$ 647,189	R$ 747,558	R$ 505,462
Total	R$ 647,189	R$ 747,558	R$ 505,462